Significant accounting judgements estimates and assumptions - Schedule of sensitivity analysis for CGU's with respect to change in assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Discount rate [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Increase In Value Of CGU	$ 0	$ 136	[1]	$ 0	[2]
Discount rate [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	10.00%	10.00%		10.00%
Increase In Value Of CGU	$ 3,138	$ 2,559		$ 0
Expected prices of crude oil, natural gas and LPG [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Decrease In Value Of CGU	$ 0	$ 349	[1]	$ 41,816	[2]
Expected prices of crude oil, natural gas and LPG [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	10.00%	10.00%		10.00%
Decrease In Value Of CGU	$ 14,012	$ 13,402		$ 0

[1]	Related to the non-operating concessions of conventional oil and gas CGU.
[2]	Related to the operated concessions of conventional oil and gas CGU.